As filed with the Securities and Exchange Commission on November 29, 2004
                                     Investment Company Act file number 811-5698


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                         Tax Exempt Proceeds Fund, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: June 30, 2004

Date of reporting period: September 30, 2004

Item 1: Schedule of Investments

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
September 30, 2004
(Unaudited)


             Face                                                                   Maturity Current  Amortized        Ratings (a)
            Amount                Security Description                                Date   Coupon     Cost      Moody's       S&P
           -------              ----------------------                                ----   ------     ----      -------       ---

PUT BONDS (b)(8.14%)
------------------------------------------------------------------------------------------------------------------------------------

$    3,000,000.00  HOUSTON, TX INDEPENDENT SCHOOL DISTRICT LIMITED TAX SCHOOL
                   HOUSE & REFUNDING BONDS                                          06/15/05  1.73%  $ 3,000,000.00   VMIG-1    A1+
     1,925,000.00  INTERMOUNTAIN POWER AGENCY (UTAH POWER SUPPLY) - SERIES F
                   INSURED BY AMBAC INDEMNITY CORP.                                 03/15/05  1.40     1,925,000.00   VMIG-1    A1+
     3,000,000.00  METROPOLITAN GOVERNMENT OF NASHVILLE & DAVIDSON COUNTIES, TN
                   (VANDERBILT UNIVERSITY) - SERIES 1985A                           01/15/05  1.05     3,000,000.00   VMIG-1    A1+
     1,250,000.00  METROPOLITAN GOVERNMENT OF NASHVILLE & DAVIDSON COUNTIES, TN
                   (VANDERBILT UNIVERSITY) - SERIES 1985A                           01/15/15  1.05     1,250,000.00   VMIG-1    A1+
     2,000,000.00  PLAQUEMINES, LA PORT & HARBOR
                   (INTERNATIONAL MARINE TERMINAL PROJECT) - SERIES 1984B (e)       03/15/05  1.08     2,000,000.00
                   LOC KBC BANK
     4,650,000.00  RICHARDSON, TX INDEPENDENT SCHOOL DISTRICT
                   (UNLIMITED TAX SCHOOL BUILDING BOND) - SERIES 2000               04/01/05  1.10     4,650,000.00   VMIG-1    A1+

 ----------------                                                                                    --------------
 $  15,825,000.00  TOTAL PUT BONDS                                                                   $15,825,000.00
 ----------------                                                                                    --------------

 TAX EXEMPT COMMERCIAL PAPER (1.03%)
 -----------------------------------------------------------------------------------------------------------------------------------
 $   2,000,000.00  YORK COUNTY, PA IDA PCRB (PHILADELPHIA ELECTRIC COMPANY)
                   LOC BANK ONE                                                     10/26/04  1.30%  $ 2,000,000.00     P1      A1+

 ----------------                                                                                    --------------
 $   2,000,000.00  TAX EXEMPT COMMERCIAL PAPER                                                       $ 2,000,000.00
 ----------------                                                                                    --------------

 TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS (14.50%)
 -----------------------------------------------------------------------------------------------------------------------------------
 $   4,000,000.00  CHARLESTON COUNTY, SC SCHOOL DISTRICT BAN - SERIES 2004,
                   YTM 0.96%                                                        11/04/04  2.00%  $ 4,003,844.41    MIG-1   SP1+
     2,900,000.00  CITY OF PEABODY, MA BAN, YTM 1.75%                               09/30/05  3.00     2,935,525.00    MIG-1
     4,000,000.00  LAKEWOOD, OH CITY SCHOOL DISTRICT BAN                            09/14/05  2.00     4,013,119.12    MIG-1
     5,000,000.00  MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE NOTES
                   - SERIES B-2, YTM 1.57%
                   LOC JPMORGAN CHASE & COMPANY                                     08/23/05  3.00     5,062,852.45            SP1+
     3,500,000.00  OREGON STATE TAN, YTM 1.07%                                      11/15/04  2.25     3,505,023.85    MIG-1   SP1+
     3,000,000.00  SUMMIT, CO SCHOOL DISTRICT RE-1, TAN - SERIES 2004               06/30/05  2.00     3,011,038.45    MIG-1
     3,000,000.00  TEXAS STATE TRAN, YTM 1.60%                                      08/31/05  3.00     3,037,801.48    MIG-1   SP1+
     2,600,000.00  THE COMMONWEALTH SYSTEM OF PENNSYLVANIA HIGHER EDUCATION
                   FUNDING OBLIGATION (TEMPLE UNIVERSITY), YTM 1.27%                05/02/05  2.25     2,614,681.79    MIG-1

 ----------------                                                                                    --------------
 $  28,000,000.00  TOTAL TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS                                 $28,183,886.55
 ----------------                                                                                    --------------

VARIABLE RATE DEMAND INSTRUMENTS (c)(76.20%)
 -----------------------------------------------------------------------------------------------------------------------------------
 $   2,000,000.00  ALACHUA COUNTY, FL CONTINUING CARE RETIREMENT
                   COMMUNITY HFA RB(OAK HAMMOCK UNIVERSITY PROJECT)
                   - SERIES A                                                       10/01/32  1.72%  $ 2,000,000.00   VMIG-1
                   LOC BNP PARIBAS
     3,650,000.00  CITY & COUNTY OF DENVER, CO REFUNDING MHRB
                   (COTTONWOOD CREEK PROJECT)
                   GUARANTEED BY FEDERAL HOME LOAN MORTGAGE CORPORATION             04/15/14  1.65     3,650,000.00             A1+
     2,000,000.00  CITY OF PULASKI AND GILES, TN IDRB
                   (MARTIN METHODIST COLLEGE PROJECT) - SERIES 2004
                   LOC AMSOUTH BANK, N.A.                                           01/01/24  1.84     2,000,000.00   VMIG-1
     3,460,000.00  CLARK COUNTY, NV SCHOOL DISTRICT- SERIES A
                   INSURED BY FSA                                                   06/15/21  1.65     3,460,000.00   VMIG-1    A1+
     1,000,000.00  CONNECTICUT STATE HEFA (YALE UNIVERSITY) - SERIES A              07/01/33  1.59     1,000,000.00   VMIG-1    A1+
     1,000,000.00  CONNECTICUT STATE HEFA (YALE UNIVERSITY) - SERIES 2003-X3        07/01/37  1.65     1,000,000.00   VMIG-1    A1+
     9,000,000.00  COUNTY OF FRANKLIN, OH HRB (US HEALTH CORP.) - SERIES A
                   LOC CITIBANK, N.A.                                               12/01/21  1.68     9,000,000.00   VMIG-1
     4,940,000.00  CUYAHOGA COUNTY, OH (CLEVELAND HEALTH EDUCATION
                   MUSEUM PROJECT)
                   LOC KEY BANK, N.A.                                               03/01/32  1.70     4,940,000.00   VMIG-1
     2,300,000.00  DADE COUNTY, FL RB (WATER AND SEWER SYSTEM)
                   INSURED BY FGIC                                                  10/05/22  1.66     2,300,000.00   VMIG-1    A1+
     6,450,000.00  DEKALB COUNTY, GA HOUSING AUTHORITY MHRB
                   (WOOD HILLS APARTMENTS)
                   LOC FLEET BANK                                                   12/01/07  1.71     6,450,000.00             A1+
     1,000,000.00  DISTRICT OF COLUMBIA (GEORGE WASHINGTON UNIVERSITY)
                   - SERIES C
                   INSURED BY MBIA INSURANCE CORP.                                  09/15/29  1.70     1,000,000.00   VMIG-1    A1+
     1,400,000.00  EMMAUS, PA GENERAL AUTHORITY LOCAL GOVERNMENT
                   (POOL PROJECT) - SERIES 1989 F-15
                   GIC GOLDMAN SACHS GROUP L.P.                                     03/01/24  1.73     1,400,000.00             A1
     5,200,000.00  FLORIDA HFA MHRB (TOWN COLONY II PROJECT) - SERIES EE
                   LOC CREDIT SUISSE FIRST BOSTON                                   09/01/08  1.71     5,200,000.00             A1+
     4,000,000.00  FULTON COUNTY, GA HOUSING AUTHORITY MHRB
                   (GREENHOUSE HOLCOMB PROJECT)
                   COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION          04/01/30  1.72     4,000,000.00             A1+
       305,000.00  GREYSTON RB CERTIFICATE TRUST
                   (SENIOR CERTIFICATES OF BENEFICIAL OWNERSHIP)
                   LOC CREDIT SUISSE FIRST BOSTON                                   05/01/28  1.81       305,000.00   VMIG-1    A1+
     3,200,000.00  HARRIS COUNTY, TX IDC RB (ODFJELL TERMINAL PROJECT)
                   LOC DANSKE BANK                                                  02/01/20  1.70     3,200,000.00             A1+
     1,540,000.00  HOUSTON COUNTY, GA DEVELOPMENT AUTHORITY
                   (MIDDLE GEORGIA COMMUNITY ACTION)
                   LOC COLUMBUS BANK & TRUST COMPANY                                01/01/31  1.84     1,540,000.00      P1     A1
     3,000,000.00  IDAHO HEALTH & EDUCATION AUTHORITY
                   (ST. LUKES REGIONAL MEDICAL CENTER)
                   LOC HARRIS TRUST & SAVINGS BANK                                  05/01/22  1.72     3,000,000.00   VMIG-1
     2,275,000.00  ILLINOIS HEFA RB (RUSH-PRESBYTERIAN ST. LUKE'S
                   MEDICAL CENTER)
                   LOC NORTHERN TRUST BANK                                          11/15/06  1.71     2,275,000.00   VMIG-1    A1+
     2,100,000.00  INDIANA HEFA (REHABILITATION HOSPITAL OF INDIANA)
                   LOC NATIONAL CITY BANK                                           11/01/20  1.69     2,100,000.00   VMIG-1
     4,000,000.00  INDIANA MUNICIPAL POWER AGENCY (POWER SUPPLY SYSTEM RB)
                   - SERIES A
                   LOC TORONTO-DOMINION BANK                                        01/01/18  1.69     4,000,000.00   VMIG-1    A1
     2,000,000.00  IOWA HIGHER EDUCATION LOAN AUTHORITY RB
                   (PRIVATE COLLEGE FACILITIES ST. AMBROSE)
                   LOC NORTHERN TRUST BANK                                          04/01/33  1.72     2,000,000.00             A1+
     1,900,000.00  IOWA HIGHER EDUCATION LOAN AUTHORITY RB
                   (LORAS COLLEGE PROJECT)
                   LOC LASALLE NATIONAL BANK                                        11/01/32  1.72     1,900,000.00             A1
     1,000,000.00  KENTUCKY EDC HRB (BAPTIST HEALTHCARE SYSTEM) - SERIES 1999C
                   INSURED BY MBIA INSURANCE CORP.                                  08/15/31  1.74     1,000,000.00   VMIG-1    A1+
     2,500,000.00  LAKEVIEW, MI SCHOOL DISTRICT (2002 SCHOOL BUILDING & SITE)
                   - SERIES B                                                       05/01/32  1.70     2,500,000.00             A1+
     3,700,000.00  LANCASTER COUNTY, NE HOSPITAL AUTHORITY #1S
                   (IMMANUEL HEALTH - WILLIAMSBURG)
                   LOC LASALLE NATIONAL BANK                                        07/01/30  1.74     3,700,000.00             A1+
       685,000.00  LANCASTER, PA HIGHER EDUCATION AUTHORITY RB
                   (FRANKLIN & MARSHALL COLLEGE)
                   LOC CHASE MANHATTAN BANK, N.A.                                   04/15/27  1.79       685,000.00   VMIG-1    A1
     2,680,000.00  LISLE, IL MHRB
                   COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION          09/15/26  1.72     2,680,000.00             A1+
     3,500,000.00  MASSACHUSETTS HEFA (HARVARD UNIVERSITY) - SERIES GG-1            07/01/29  1.67     3,500,000.00   VMIG-1    A1+
     6,200,000.00  MASSACHUSETTS WATER RESOURCES AUTHORITY MULTI-MODEL
                   SUBORDINATED GRRB - SERIES 2001B
                   INSURED BY FGIC                                                  08/01/31  1.65     6,200,000.00   VMIG-1    A1+
     1,000,000.00  METROPOLITAN ATLANTA RAPID TRANSIT AUTHORITY, SALES
                   TAX RB - SERIES 2000A
                   LOC WESTDEUTSCHE LANDESBANK/BAYERISCHE LANDESBANK A.G.           07/01/25  1.65     1,000,000.00   VMIG-1    A1+
     3,000,000.00  MICHIGAN HIGHER EDUCATION FACILITY AUTHORITY RB
                   (HOPE COLLEGE PROJECT) - SERIES 2002A
                   LOC FIFTH THIRD BANK                                             04/01/32  1.73     3,000,000.00             A1+
     2,200,000.00  MICHIGAN STATE STRATEGIC FUND (DETROIT SYMPHONY) - SERIES B
                   LOC ABN AMRO BANK N.A.                                           06/01/31  1.72     2,200,000.00             A1+
     4,420,000.00  MONTGOMERY COUNTY, MD HOUSING OPPORTUNITIES COMMISSION MHRB
                   (OAKWOOD-GAITHERSBURG)
                   GUARANTEED BY FEDERAL HOME LOAN MORTGAGE CORPORATION             11/01/07  1.68     4,420,000.00             A1+
     2,000,000.00  MUNICIPAL ELECTRIC AUTHORITY OF GEORGIA
                   (PROJECT ONE BONDS) - SERIES 1994E
                   INSURED BY FSA                                                   01/01/26  1.63     2,000,000.00   VMIG-1    A1+
     1,400,000.00  NEW ULM, MN HOSPITAL FACILITY RB
                   (HEALTH CENTER SYSTEM PROJECT) - SERIES 1985
                   LOC WELLS FARGO BANK, N.A.                                       08/01/14  1.60     1,400,000.00             A1+
     2,200,000.00  NEW YORK CITY, NY HOUSING DEVELOPMENT CORPORATION
                   RESIDENTIAL RB (EAST 17TH STREET PROPERTIES) - SERIES A
                   LOC RABOBANK                                                     01/01/23  1.72     2,200,000.00             A1
     7,000,000.00  NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE AGENCY
                   REVENUE 1992A (DUKE UNIVERSITY)                                  06/01/27  1.66     7,000,000.00   VMIG-1    A1+
     6,000,000.00  PIEDMONT, SC MUNICIPAL POWER AGENCY ELECTRIC RB - SERIES B
                   INSURED BY MBIA INSURANCE CORP.                                  01/01/19  1.66     6,000,000.00   VMIG-1    A1+
     4,800,000.00  PRIVATE HOSPITAL AUTHORITY OF DEKALB, GA (EGLESTON
                   CHILDRENS HOSPITAL)
                   LOC SUNTRUST BANK                                                03/01/24  1.69     4,800,000.00   VMIG-1    A1+
     2,000,000.00  PUERTO RICO PFC P -FLOATS PA 843
                   INSURED BY FSA                                                   07/01/16  1.68     2,000,000.00             A1+
     1,300,000.00  QUAKERTOWN, PA HOSPITAL AUTHORITY RB (HPS GROUP
                   POOLED FINANCING)
                   LOC PNC BANK                                                     07/01/05  1.65     1,300,000.00   VMIG-1
       550,000.00  READING, PA (YORK COUNTY GENERAL AUTHORITY)
                   INSURED BY AMBAC INDEMNITY CORP.                                 09/01/26  1.69       550,000.00             A1+
     5,500,000.00  SALT LAKE COUNTY, UT PCRB (SERVICE STATION HOLDINGS
                   - BRITISH PETROLEUM)                                             02/01/08  1.74     5,500,000.00     P1      A1+
     1,175,000.00  SOUTHWEST HIGHER EDUCATION AUTHORITY INC.
                   (SOUTHERN METHODIST UNIVERSITY)
                   LOC LANDESBANK HESSEN                                            07/01/15  1.74     1,175,000.00   VMIG-1
     6,000,000.00  STATE OF ILLINOIS GO BONDS                                       10/01/33  1.70     6,000,000.00   VMIG-1    A1+
     1,265,000.00  TOWN OF HURLEY, NM PCRB (KENNECOTT SANTA FE
                   - BRITISH PETROLEUM)                                             12/01/15  1.74     1,265,000.00     P1      A1+
     2,000,000.00  UNIVERSITY OF NORTH CAROLINA COPS
                   (CHAPEL HILL FOUNDATION INC.)                                    10/01/09  1.65     2,000,000.00   VMIG-1
                   LOC BANK OF AMERICA
     1,800,000.00  UNIVERSITY OF NORTH FLORIDA, CAPITAL IMPROVEMENT
                   LOC FIRST UNION NATIONAL BANK                                    11/01/24  1.73     1,800,000.00   VMIG-1
     2,000,000.00  UTAH TRANSIT AUTHORITY SALES TAX RB SERIES - 2
                   LOC BAYERISCHE LANDESBANK, A.G.                                  09/01/32  1.72     2,000,000.00   VMIG-1    A1+
     2,000,000.00  VALDEZ, AL MARINE TERMINAL (BP PIPELNES INC. PROJECT)            07/01/37  1.74     2,000,000.00   VMIG-1    A1+
       500,000.00  WISCONSIN HEFA (ALVERNO COLLEGE PROJECT)
                   LOC ALLIED IRISH BANK                                            11/01/17  1.77       500,000.00   VMIG-1

 ----------------                                                                                   ---------------
 $ 148,095,000.00  TOTAL TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS                                $148,095,000.00
 ----------------                                                                                   ---------------

                   Total Investments (99.87%)                                                       $194,103,886.55
                   Net Cash (0.13%)                                                                      257,578.69
                                                                                                    ---------------
                   Net Assets (100.00%)                                                             $194,361,465.24
                                                                                                    ===============

                   Shares Outstanding                                                                194,382,074.96
                                                                                                    ===============
                   NAV                                                                              $          1.00
                                                                                                    ===============

                   All portfolio investments meet the high quality credit, maturity and minimal credit risk requirements under Rule 2a-7.

FOOTNOTES:

     (a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

     (b)  Maturity date indicated is the next put date.

     (c)  Securities  payable  on  demand  at  par  including  accrued  interest
          (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

     (d) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.


KEY:

   BAN      =   Bond Anticipation Note                        IDC      =   Industrial Development Corporation
   COPS     =   Certificates of Participation                 IDRB     =   Industrial Development Revenue Bond
   EDC      =   Economic Development Corporation              LOC      =   Letter of Credit
   FSA      =   Financial Security Assurance                  MHRB     =   Multi-Family Housing Revenue Bond
   GIC      =   Guaranteed Investment Contract                PCRB     =   Pollution Control Revenue Bond
   GO       =   General Obligation                            PFC      =   Public Finance Corporation
   HFA      =   Housing Finance Authority                     RB       =   Revenue Bond
   HEFA     =   Health and Education Facilities Authority     TAN      =   Tax Anticipation Note
   HRB      =   Hospital Revenue Bond                         YTM      =   Yield To Maturity
   IDA      =   Industrial Development Authority

Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Tax Exempt Proceeds Fund, Inc.


By (Signature and Title)*         /s/Rosanne Holtzer
                                     Rosanne Holtzer, Secretary


Date: November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)          /s/Steven W. Duff
                                     Steven W. Duff, President


Date: November 29, 2004


By (Signature and Title)*         /s/Richard DeSanctis
                                     Richard DeSanctis, Treasurer


Date: November 29, 2004


* Print the name and title of each signing officer under his or her signature.